Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 538,952	$ 399,156
VAT payable	628,806	482,587
Other taxes payable		2,951
Total taxes payable	$ 1,167,758	$ 884,694